Property, equipment and software, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, equipment and software, net
Schedule of property, equipment and software, net

	December 31, 2021	December 31, 2022
	RMB	RMB
Furniture and electronic equipment	5,307	5,617
Vehicles	243	222
Software	1,559	1,466
Leasehold improvement	5,080	4,669
Total property, equipment and software	12,189	11,974
Less: accumulated depreciation and amortization	(8,722)	(10,862)
impairment	—	(1,112)
Property, equipment and software, net	3,467	—